CONVERTIBLE PROMISSORY NOTES PAYABLE	3 Months Ended
Mar. 31, 2018
Notes to Financial Statements
NOTE 9 - CONVERTIBLE PROMISSORY NOTES PAYABLE
$
Balance, December 31, 2017	1,582,495

Issuances	200,135
Repayments	-
Conversions to Common Shares	(458,484)
Interest Accrued	34,919
Unrealized Foreign Exchange Adjustment	26,459

Balance, March 31, 2018	1,385,524

On January 18, 2018 certain Convertible Promissory Notes totaling USD220,000 were converted to 2,500,000 common shares.

On February 22 and 23, 2018 a Convertible Promissory Note totaling USD78,000 was converted to 858,611 common shares.

On February 26, 2018 Convertible Promissory Note totaling USD30,000 was converted to 335,450 common shares

On March 19, 2018 a portion of a Convertible Promissory Note in the amount of US$39,006 was converted to 614,855 common shares.

On February 15, 2018 the Company issued a Convertible Promissory Note in the amount of $98,950 (US$78,000).

On March 5, 2018 the Company issued two Convertible Promissory Notes totaling $101,184 (US$80,000)

The notes are unsecured, bear interest at 12% per annum from the date of issuance, and mature between 6 months and one year after the date of issuance. Any amount of interest or principal that is not paid on the maturity date bears interest at 22% to 24% per annum from the maturity date to the date of payment. Any amount of principal and/or interest that is unpaid may be converted, at the option of the holder, in whole or in part into common share of the Company at a price equal to 61% of the lowest closing bid price for the Company’s stock as reported on the OTC during the fifteen trading days prior to a Notice of Conversion. The Company may prepay the principal and all accrued interest at any time between the date of issuance and the maturity date, together with a prepayment premium of between 15% and 40% of the amount prepaid, determined by reference to the date of repayment.